Schedule III Real Estate and Accumulated Depreciation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Real Estate Properties:
Balance, beginning of year	$ 29,333,330	$ 27,192,223	$ 25,023,715
Acquisitions and consolidations	4,438,848	2,068,452	2,200,102
Improvements	833,083	552,455	273,255
Disposals and deconsolidations	(680,884)	(479,800)	(304,849)
Balance, close of year	33,924,377	29,333,330	27,192,223
Unaudited aggregate cost of real estate for federal income tax purposes	27,028,879
Reconciliation of Accumulated Depreciation:
Balance, beginning of year	8,148,170	7,485,821	6,806,670
Depreciation expense	1,069,607	906,554	874,450
Disposals and deconsolidations	(381,082)	(244,205)	(195,299)
Balance, close of year	$ 8,836,695	$ 8,148,170	$ 7,485,821
Structure | Maximum
Estimated original lives
Depreciable life	40 years
Structure | Minimum
Estimated original lives
Depreciable life	10 years
Landscaping and parking lot
Estimated original lives
Depreciable life	15 years
HVAC equipment
Estimated original lives
Depreciable life	10 years